Cover	1 Months Ended
Nov. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO.1
Entity Registrant Name	EVERGREEN CORPORATION
Entity Central Index Key	0001900402
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15-04, The Pinnacle
Entity Address, Address Line Two	Persiaran Lagoon
Entity Address, Address Line Three	Bandar Sunway
Entity Address, City or Town	Petaling Jaya, Selangor
City Area Code	+1
Local Phone Number	786 406 6082
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false